UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     November 04, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $42,241 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     1312    14290 SH       SOLE                    14290        0        0
BAKER HUGHES INC               COM              057224107      956    22400 SH       SOLE                    22400        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     2245    59355 SH       SOLE                    59355        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2654    27785 SH       SOLE                    27785        0        0
DRIL-QUIP INC                  COM              262037104      927    18665 SH       SOLE                    18665        0        0
ENERGEN CORP                   COM              29265N108     2461    57100 SH       SOLE                    57100        0        0
ENTERGY CORP NEW               COM              29364G103     2442    30575 SH       SOLE                    30575        0        0
EQT CORP                       COM              26884L109     2465    57875 SH       SOLE                    57875        0        0
HALLIBURTON CO                 COM              406216101      893    32918 SH       SOLE                    32918        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      424    11280 SH       SOLE                    11280        0        0
MCDERMOTT INTL INC             COM              580037109     1872    74065 SH       SOLE                    74065        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1454    33715 SH       SOLE                    33715        0        0
NATURAL RESOURCE PARTNERS L    COM UNIT L P     63900P103      925    44305 SH       SOLE                    44305        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1362    35870 SH       SOLE                    35870        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2398    30585 SH       SOLE                    30585        0        0
OCEANEERING INTL INC           COM              675232102     2214    39005 SH       SOLE                    39005        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     5872    50000 SH  PUT  SOLE                    50000        0        0
ONEOK INC NEW                  COM              682680103     2334    63725 SH       SOLE                    63725        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103      439     8295 SH       SOLE                     8295        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      812    17540 SH       SOLE                    17540        0        0
SCHLUMBERGER LTD               COM              806857108      860    14425 SH       SOLE                    14425        0        0
SPECTRA ENERGY CORP            COM              847560109      512    27025 SH       SOLE                    27025        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      581     9810 SH       SOLE                     9810        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      210     6040 SH       SOLE                     6040        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103     1998    96390 SH       SOLE                    96390        0        0
XTO ENERGY INC                 COM              98385X106     1619    39175 SH       SOLE                    39175        0        0